Employee Benefit Plans - Net Periodic Pension Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5	$ 3	$ 4	$ 0	$ 0
Interest cost	13	13	17	21	23
Expected return on plan assets	(14)	(14)	(18)	(17)	(17)
Amortization of prior service cost (credit)	3	3	4	4	4
Amortization of net loss (gain)	1	2	3	(1)	4
Net periodic pension cost (credit) before settlements losses			10	7	14
Settlement losses	2	0	0	0	0
Net periodic pension cost (credit)	10	7	10	7	14
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	4	5	5	4
Interest cost	13	12	17	16	17
Expected return on plan assets	(19)	(17)	(23)	(21)	(21)
Amortization of prior service cost (credit)	0	(2)	(3)	(16)	(3)
Amortization of net loss (gain)	1	3	4	3	1
Net periodic pension cost (credit) before settlements losses			0	(13)	(2)
Settlement losses	0	0	0	0	0
Net periodic pension cost (credit)	(4)	0	0	(13)	(2)
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	4	4	4
Interest cost	3	3	4	5	5
Expected return on plan assets	(3)	(3)	(4)	(4)	(4)
Amortization of prior service cost (credit)	0	0	0	0	0
Amortization of net loss (gain)	0	1	1	1	1
Net periodic pension cost (credit) before settlements losses			5	6	6
Settlement losses	0	2	0	0	1
Net periodic pension cost (credit)	$ 2	$ 5	$ 5	$ 6	$ 7